UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 2005

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        SMOOT MILLER CHENEY & CO/UT
Address:     10 WEST 100 SOUTH
             SUITE 312
             SALT LAKE CITY, UT

Form 13F File Number: 74-403

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        KATHY MOORE
Title:       OFFICE MANAGER
Phone:       801-328-4835

Signature, Place, and Date of Signing:

KATHY MOORE                             SALT LAKE CITY, UT             8/05/05
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               39

Form 13F Information Table Value Total:          $28,373

List of Other Included Managers:
NONE
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                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
ABBOTT LABS                      COMMON   002824100      693         14145 SH       SOLE     AL                                14145
ALCOA INC.                       COMMON   013817101      670         25630 SH       SOLE     AL                                25630
AMGEN INC.                       COMMON   031162100      975         16120 SH       SOLE     AL                                16120
BEST BUY CO. INC.                COMMON   086516101     1091         15920 SH       SOLE     AL                                15920
BOSTON SCIENTIFIC CORP.          COMMON   101137107      470         17420 SH       SOLE     AL                                17420
CATERPILLAR INC.                 COMMON   149123101     1028         10790 SH       SOLE     AL                                10790
CISCO SYSTEMS INC                COMMON   17275R102      401         21000 SH       SOLE     AL                                21000
CITIGROUP, INC.                  COMMON   172967101     1026         22203 SH       SOLE     AL                                22203
COMCAST HOLDINGS CLASS A SPL     COMMON   20030N200      955         31885 SH       SOLE     AL                                31885
DOW CHEMICAL CO.                 COMMON   260543103      730         16390 SH       SOLE     AL                                16390
EMC CORPORATION COM              COMMON   268648102      806         58775 SH       SOLE     AL                                58775
FEDEX CORP                       COMMON   31428X106      688          8495 SH       SOLE     AL                                 8495
FIRST DATA CORP                  COMMON   319963104      716         17840 SH       SOLE     AL                                17840
FOREST LABS INC.                 COMMON   345838106      755         19425 SH       SOLE     AL                                19425
GENERAL DYNAMICS                 COMMON   369550108      334          3050 SH       SOLE     AL                                 3050
GENERAL ELEC CO                  COMMON   369604103      446         12861 SH       SOLE     AL                                12861
HALLIBURTON CO. HOLDING          COMMON   406216101     1048         21910 SH       SOLE     AL                                21910
HOME DEPOT INC                   COMMON   437076102      987         25360 SH       SOLE     AL                                25360
INTEL CORP                       COMMON   458140100      899         34535 SH       SOLE     AL                                34535
ISHARES CHINA 25 INDX FUND       COMMON   464287184     1091         19110 SH       SOLE     AL                                19110
KOHL'S CORPORATION WISC          COMMON   500255104      548          9795 SH       SOLE     AL                                 9795
LUCENT TECHNOLOGIES INC          COMMON   549463107       31         10565 SH       SOLE     AL                                10565
MORGAN STANLEY                   COMMON   617446448     1086         20689 SH       SOLE     AL                                20689
MYLAN LABORATORIES INC.          COMMON   628530107      224         11625 SH       SOLE     AL                                11625
NASDAQ 100 TRUST SERIES I        COMMON   631100104      887         24110 SH       SOLE     AL                                24110
PFIZER INC                       COMMON   717081103      975         35350 SH       SOLE     AL                                35350
S & P DEPOSITORY RECEIPTS        COMMON   78462F103      738          6193 SH       SOLE     AL                                 6193
ST. PAUL TRAVELERS INC.          COMMON   792860108      287          7271 SH       SOLE     AL                                 7271
SCHLUMBERGER LTD                 COMMON   806857108     1329         17503 SH       SOLE     AL                                17503
SOUTHWEST AIRLINES CO            COMMON   844741108      804         57695 SH       SOLE     AL                                57695
TARGET CORPORATION               COMMON   87612E106      413          7585 SH       SOLE     AL                                 7585
TEXAS INSTRUMENTS INC.           COMMON   882508104      450         16038 SH       SOLE     AL                                16038
TIPPERARY CORP                   COMMON   888002300      163         26000 SH       SOLE     AL                                26000
TYCO INTERNATIONAL LTD.          COMMON   902124106      932         31910 SH       SOLE     AL                                31910
UNITEDHEALTH GROUP INC COM       COMMON   91324P102     1513         29018 SH       SOLE     AL                                29018
VIACOM INC. CL'B'                COMMON   925524308      524         16370 SH       SOLE     AL                                16370
WACHOVIA CORP.                   COMMON   929903102      591         11915 SH       SOLE     AL                                11915
WELLS FARGO & COMPANY            COMMON   949746101      271          4404 SH       SOLE     AL                                 4404
ZIMMER HLDGS INC.                COMMON   98956P102      798         10475 SH       SOLE     AL                                10475
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